Eaton Vance
Short Duration Government Income Fund
July 31, 2024
Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 54.3%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2135, Class JZ, 6.00%, 3/15/29	$177	$ 179,216
Series 3866, Class DF, 6.00%, (30-day SOFR Average + 1.564%, Cap 6.00%), 5/15/41(1)	1,044	1,008,980
Series 4102, Class DF, 5.50%, (30-day SOFR Average + 1.264%, Cap 5.50%), 9/15/42(1)	271	253,497
Series 4159, Class FP, 5.00%, (30-day SOFR Average + 1.014%, Cap 5.00%), 11/15/42(1)	611	571,421
Series 4180, Class KF, 5.00%, (30-day SOFR Average + 1.114%, Cap 5.00%), 1/15/43(1)	3,145	2,894,345
Series 4204, Class AF, 5.00%, (30-day SOFR Average + 1.114%, Cap 5.00%), 5/15/43(1)	540	486,781
Series 4212, Class NS, 0.00%, (5.263% - 30-day SOFR Average x 1.20, Floor 0.00%), 6/15/43(2)	1,693	913,662
Series 4223, Class NF, 6.00%, (30-day SOFR Average + 1.064%, Cap 6.00%), 7/15/43(1)	1,931	1,811,131
Series 4249, Class CF, 6.25%, (30-day SOFR Average + 0.914%), 9/15/43(1)	7,082	6,980,201
Series 4299, Class JG, 2.50%, 7/15/43	470	450,082
Series 4389, Class CA, 3.00%, 9/15/44	1,218	1,092,621
Series 4619, Class KF, 5.00%, (30-day SOFR Average + 0.864%, Cap 5.00%), 6/15/39(1)	710	681,440
Series 4678, Class PC, 3.00%, 1/15/46	1,187	1,111,363
Series 4876, Class FA, 6.152%, (30-day SOFR Average + 0.814%), 5/15/49(1)	5,940	5,889,004
Series 4995, Class ZN, 2.50%, 7/25/50	1,062	588,716
Series 5009, Class ZN, 3.50%, 7/25/50	5,298	4,297,239
Series 5028, Class AZ, 2.00%, 10/25/50	1,025	437,254
Series 5028, Class TZ, 2.00%, 10/25/50	2,754	1,491,078
Series 5028, Class ZA, 2.00%, 10/25/50	1,179	646,784
Series 5031, Class Z, 2.50%, 10/25/50	8	5,069
Series 5035, Class AZ, 2.00%, 11/25/50	1,497	733,605
Series 5035, Class ZK, 2.50%, 11/25/50	17,621	10,657,405
Series 5035, Class ZT, 2.00%, 10/25/50	1,675	798,868
Series 5037, Class ZQ, 2.00%, 11/25/50	791	358,493
Series 5038, Class Z, 2.50%, 10/25/50	4	1,797
Series 5038, Class ZN, 2.00%, 11/25/50	1,847	794,123
Series 5039, Class PZ, 2.00%, 11/25/50	1,195	538,405
Series 5039, Class ZJ, 2.00%, 11/25/50	363	156,027
Series 5040, Class TZ, 2.50%, 11/25/50	4,427	2,392,904
Series 5048, Class CZ, 2.00%, 12/25/50	1,926	869,821
Series 5058, Class Z, 2.00%, 1/25/51	725	324,294
Series 5058, Class ZA, 2.00%, 1/25/51	1,052	486,266
Series 5058, Class ZH, 3.00%, 5/25/50	3,008	1,820,424
Series 5068, Class UZ, 2.50%, 1/25/51	9,759	5,915,082
Series 5071, Class CS, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(2)	6,990	3,844,194
Series 5071, Class SP, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(2)	9,615	4,796,422
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5072, Class ZU, 2.50%, 2/25/51	$3,108	$ 1,697,571
Series 5083, Class SK, 0.00%, (3.867% - 30-day SOFR Average x 1.333, Floor 0.00%), 3/25/51(2)	8,471	5,096,923
Series 5083, Class ZW, 2.50%, 3/25/51	5,212	2,826,385
Series 5090, Class PZ, 2.50%, 3/25/51	544	280,151
Series 5093, Class Z, 3.00%, 1/25/51	1	583
Series 5093, Class ZM, 3.00%, 3/25/51	2	1,332
Series 5101, Class EZ, 2.00%, 3/25/51	2,074	1,124,044
Series 5104, Class WZ, 3.00%, 4/25/51	929	623,161
Series 5114, Class ZH, 3.00%, 5/25/51	453	302,495
Series 5123, Class JZ, 2.00%, 7/25/51	792	380,533
Series 5129, Class HZ, 1.25%, 4/25/50	1,653	681,510
Series 5129, Class TZ, 2.50%, 8/25/51	3,288	1,672,594
Series 5129, Class WZ, 3.00%, 8/25/50	1	592
Series 5129, Class ZE, 3.00%, 9/25/50	212	120,787
Series 5129, Class ZH, 3.00%, 7/25/50	1	623
Series 5129, Class ZW, 3.00%, 8/25/50	1	416
Series 5131, Class QZ, 3.00%, 7/25/51	3,064	1,953,376
Series 5132, Class LZ, 2.50%, 8/25/51	8,658	4,898,814
Series 5140, Class WZ, 2.50%, 9/25/51	6,970	4,240,646
Series 5141, Class ZP, 3.00%, 4/25/50	12,769	8,979,050
Series 5150, Class QZ, 2.50%, 10/25/51	4,904	2,974,504
Series 5150, Class ZJ, 2.50%, 10/25/51	14,084	8,530,880
Series 5150, Class ZN, 2.50%, 10/25/51	1,239	683,249
Series 5159, Class KZ, 3.00%, 11/25/51	6,834	4,656,236
Series 5159, Class MZ, 3.00%, 11/25/51	1,036	648,478
Series 5159, Class ZT, 3.00%, 11/25/51	8,345	5,601,857
Series 5160, Class ZW, 3.00%, 8/25/50	2,767	2,060,077
Series 5168, Class MZ, 3.00%, 10/25/51	6,695	4,406,880
Series 5169, Class JZ, 3.00%, 1/25/49	392	260,665
Series 5300, Class EY, 6.00%, 12/25/52	5,000	5,234,458
Series 5327, Class B, 6.00%, 8/25/53	20,000	20,923,984
Series 5418, Class FC, 6.50%, (30-day SOFR Average + 1.40%), 6/25/54(1)	48,967	49,071,069
Interest Only:(3)
Series 354, Class C11, 3.50%, 7/15/46	7,916	1,369,745
Series 354, Class C15, 3.50%, 11/15/46	7,413	1,515,730
Series 362, Class C7, 3.50%, 9/15/47	12,720	2,426,212
Series 362, Class C11, 4.00%, 12/15/47	3,752	814,727
Series 362, Class C12, 4.00%, 12/15/47	7,654	1,568,266
Series 380, Class C5, 3.50%, 1/25/50	8,942	1,742,880
Series 3030, Class SL, 0.648%, (5.986% - 30-day SOFR Average), 9/15/35(2)	768	52,941
Series 3114, Class TS, 1.198%, (6.536% - 30-day SOFR Average), 9/15/30(2)	1,001	35,618

Eaton Vance
Short Duration Government Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 3339, Class JI, 1.138%, (6.476% - 30-day SOFR Average), 7/15/37(2)	$678	$ 64,353
Series 4094, Class CS, 0.548%, (5.886% - 30-day SOFR Average), 8/15/42(2)	592	59,937
Series 4109, Class SA, 0.748%, (6.086% - 30-day SOFR Average), 9/15/32(2)	822	47,646
Series 4497, Class CS, 0.748%, (6.086% - 30-day SOFR Average), 9/15/44(2)	151	4,320
Series 4507, Class EI, 4.00%, 8/15/44	2,169	253,861
Series 4507, Class MI, 3.50%, 8/15/44	167	7,093
Series 4549, Class DS, 0.448%, (5.786% - 30-day SOFR Average), 8/15/45(2)	622	34,807
Series 4601, Class IN, 3.50%, 7/15/46	12,385	2,368,230
Series 4625, Class BI, 3.50%, 6/15/46	2,425	427,514
Series 4637, Class IP, 3.50%, 4/15/44	97	2,922
Series 4749, Class IL, 4.00%, 12/15/47	853	179,285
Series 4768, Class IO, 4.00%, 3/15/48	989	208,705
Series 4768, Class KI, 4.00%, 11/15/47	1,722	353,575
Series 4772, Class PI, 4.00%, 1/15/48	1,075	226,749
Series 4791, Class SA, 0.748%, (6.086% - 30-day SOFR Average), 5/15/48(2)	4,273	509,603
Series 4796, Class AS, 0.748%, (6.086% - 30-day SOFR Average), 5/15/48(2)	2,706	322,725
Series 4808, Class IB, 4.00%, 5/15/48	4,151	913,697
Series 4966, Class SY, 0.588%, (5.936% - 30-day SOFR Average), 4/25/50(2)	4,048	527,796
Series 5008, Class IE, 2.00%, 9/25/50	32,698	4,218,027
Series 5010, Class I, 2.00%, 9/25/50	28,857	3,732,740
Series 5010, Class IB, 2.00%, 9/25/50	42,666	5,503,908
Series 5010, Class IN, 2.00%, 9/25/50	49,668	6,395,176
Series 5010, Class NI, 2.00%, 9/25/50	14,414	1,862,391
Series 5016, Class UI, 2.00%, 9/25/50	13,653	1,761,250
Series 5017, Class DI, 2.00%, 9/25/50	28,282	3,648,305
Series 5019, Class CI, 2.00%, 10/25/50	23,141	3,015,405
Series 5020, Class CI, 2.00%, 9/25/50	5,704	716,522
Series 5024, Class CI, 2.00%, 10/25/50	58,651	7,385,512
Series 5025, Class GI, 2.00%, 10/25/50	10,014	1,304,058
Series 5028, Class TI, 2.00%, 10/25/50	12,482	1,246,903
Series 5038, Class DI, 2.00%, 11/25/50	71,820	9,258,041
Series 5051, Class S, 0.00%, (3.60% - 30-day SOFR Average, Floor 0.00%), 12/25/50(2)	28,840	929,174
Series 5156, Class IP, 3.00%, 12/25/49	22,487	3,550,379
Series 5191, Class IB, 2.50%, 2/25/51	47,688	7,748,083
Principal Only:(4)
Series 213, Class PO, 0.00%, 6/1/31	740	655,187
Series 239, Class PO, 0.00%, 8/15/36	445	346,357
Series 246, Class PO, 0.00%, 5/15/37	1,049	848,685
Series 3072, Class WO, 0.00%, 11/15/35	370	303,553
Security	Principal Amount (000's omitted)	Value
Principal Only: (continued)
Series 3342, Class KO, 0.00%, 7/15/37	$151	$ 124,589
Series 3476, Class PO, 0.00%, 7/15/38	198	153,225
Series 3862, Class PO, 0.00%, 5/15/41	397	307,788
Series 4239, Class OU, 0.00%, 7/15/43	2,826	1,569,172
Federal National Mortgage Association:
Series G97-4, Class FA, 6.256%, (30-day SOFR Average + 0.914%), 6/17/27(1)	36	36,401
Series 2001-4, Class GA, 9.00%, 4/17/25(5)	0(6)	5
Series 2009-48, Class WA, 5.79%, 7/25/39(5)	165	166,161
Series 2009-62, Class WA, 5.585%, 8/25/39(5)	242	242,878
Series 2010-112, Class DZ, 4.00%, 10/25/40	294	279,856
Series 2011-49, Class NT, 6.00%, (64.855% - 30-day SOFR Average x 10.00, Cap 6.00%), 6/25/41(2)	115	112,131
Series 2012-51, Class FD, 6.042%, (30-day SOFR Average + 0.694%), 5/25/42(1)	14,381	14,217,617
Series 2012-103, Class ZP, 3.00%, 9/25/42	826	637,305
Series 2012-115, Class MX, 0.00%, (3.329% - 30-day SOFR Average x 1.154, Floor 0.00%), 10/25/42(2)	628	239,129
Series 2012-128, Class SH, 0.00%, (3.886% - 30-day SOFR Average, Floor 0.00%), 11/25/42(2)	3,753	2,321,819
Series 2012-128, Class WS, 0.00%, (3.886% - 30-day SOFR Average, Floor 0.00%), 11/25/42(2)	547	336,173
Series 2012-134, Class ZT, 2.00%, 12/25/42	997	774,956
Series 2013-52, Class GA, 1.00%, 6/25/43	547	463,261
Series 2013-58, Class SC, 0.00%, (5.828% - 30-day SOFR Average x 1.50, Floor 0.00%), 6/25/43(2)	2,651	2,026,149
Series 2013-67, Class NF, 5.00%, (30-day SOFR Average + 1.114%, Cap 5.00%), 7/25/43(1)	631	585,876
Series 2014-1, Class HF, 5.00%, (30-day SOFR Average + 1.614%, Cap 5.00%), 6/25/43(1)	730	666,210
Series 2015-74, Class SL, 0.00%, (2.282% - 30-day SOFR Average x 0.587, Floor 0.00%), 10/25/45(2)	1,883	1,100,658
Series 2016-26, Class KS, 0.00%, (5.05% - 30-day SOFR Average x 1.75, Floor 0.00%), 11/25/42(2)	1,603	1,248,441
Series 2017-15, Class LE, 3.00%, 6/25/46	98	95,186
Series 2017-56, Class KF, 6.00%, (30-day SOFR Average + 1.114%, Cap 6.00%), 7/25/47(1)	561	531,984
Series 2017-56, Class KS, 0.00%, (4.886% - 30-day SOFR Average, Floor 0.00%), 7/25/47(2)	314	166,413
Series 2019-1, Class FA, 6.00%, (30-day SOFR Average + 0.714%, Cap 6.00%), 2/25/49(1)	5,714	5,610,032
Series 2019-8, Class FD, 6.162%, (30-day SOFR Average + 0.814%), 3/25/49(1)	18,113	17,960,448
Series 2019-9, Class LF, 6.012%, (30-day SOFR Average + 0.664%), 3/25/49(1)	7,748	7,636,086

Eaton Vance
Short Duration Government Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2019-16, Class AF, 6.012%, (30-day SOFR Average + 0.664%), 4/25/49(1)	$6,236	$ 6,121,275
Series 2020-45, Class MA, 0.00%, (3.108% - 30-day SOFR Average x 0.80, Floor 0.00%), 6/25/43(2)	1,126	612,136
Series 2020-63, Class ZN, 3.00%, 9/25/50	316	187,048
Series 2020-86, Class ZP, 2.50%, 12/25/50	1,419	713,009
Series 2020-95, Class BZ, 2.50%, 1/25/51	325	157,127
Series 2020-96, Class DZ, 2.50%, 1/25/51	8,473	4,861,691
Series 2020-96, Class EZ, 2.50%, 1/25/51	669	330,839
Series 2020-96, Class KZ, 2.50%, 1/25/51	318	156,261
Series 2021-3, Class ZH, 2.50%, 2/25/51	1,735	905,372
Series 2021-8, Class NZ, 2.50%, 3/25/51	1,080	563,827
Series 2021-11, Class KZ, 3.00%, 6/25/50	563	359,149
Series 2021-14, Class GZ, 2.50%, 3/25/51	698	351,833
Series 2021-22, Class MZ, 3.00%, 4/25/51	2,316	1,448,180
Series 2021-42, Class ZA, 3.00%, 2/25/51	4,908	3,158,918
Series 2021-42, Class ZD, 3.00%, 11/25/50	6,075	3,950,504
Series 2021-45, Class DZ, 3.00%, 7/25/51	387	220,363
Series 2021-51, Class EZ, 2.50%, 8/25/51	1,252	669,952
Series 2021-55, Class ZN, 2.50%, 8/25/51	361	189,233
Series 2021-56, Class LZ, 2.50%, 9/25/51	14,580	9,189,984
Series 2021-59, Class EZ, 2.50%, 9/25/51	1,490	816,451
Series 2021-61, Class Z, 2.50%, 9/25/51	13,246	8,090,541
Series 2021-69, Class JZ, 2.50%, 10/25/51	13,979	8,541,612
Series 2021-77, Class WZ, 3.00%, 8/25/50	1,903	1,129,755
Series 2021-95, Class ZC, 3.00%, 8/25/51	4,605	3,044,619
Series 2022-2, Class ZN, 3.00%, 2/25/52	11,958	7,891,603
Series 2023-12, Class LW, 6.00%, 4/25/53	15,000	15,703,298
Series 2023-13, Class LY, 6.00%, 4/25/53	9,120	9,451,557
Series 2023-14, Class EL, 6.00%, 4/25/53	23,200	24,025,700
Series 2024-33, Class Z, 7.00%, 12/25/53	56,289	56,239,947
Interest Only:(3)
Series 2004-60, Class SW, 1.588%, (6.936% - 30-day SOFR Average), 4/25/34(2)	392	8,761
Series 2005-68, Class XI, 6.00%, 8/25/35	952	166,142
Series 2006-65, Class PS, 1.758%, (7.106% - 30-day SOFR Average), 7/25/36(2)	598	71,439
Series 2007-99, Class SD, 0.938%, (6.286% - 30-day SOFR Average), 10/25/37(2)	890	81,481
Series 2007-102, Class ST, 0.978%, (6.326% - 30-day SOFR Average), 11/25/37(2)	447	35,760
Series 2011-59, Class IW, 6.00%, 7/25/41	640	112,733
Series 2011-101, Class IC, 3.50%, 10/25/26	383	7,402
Series 2012-147, Class SA, 0.638%, (5.986% - 30-day SOFR Average), 1/25/43(2)	650	64,875
Series 2014-41, Class SA, 0.588%, (5.936% - 30-day SOFR Average), 7/25/44(2)	667	95,943
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2014-55, Class IL, 3.50%, 9/25/44	$575	$ 112,142
Series 2014-55, Class IN, 3.50%, 7/25/44	531	100,280
Series 2014-89, Class IO, 3.50%, 1/25/45	883	169,470
Series 2015-22, Class GI, 3.50%, 4/25/45	245	44,389
Series 2015-31, Class SG, 0.638%, (5.986% - 30-day SOFR Average), 5/25/45(2)	744	113,390
Series 2015-36, Class IL, 3.00%, 6/25/45	767	110,329
Series 2016-61, Class DI, 3.00%, 4/25/46	616	69,899
Series 2018-21, Class IO, 3.00%, 4/25/48	3,784	609,102
Series 2018-42, Class IA, 3.50%, 6/25/47	860	122,397
Series 2019-1, Class SA, 0.00%, (5.286% - 30-day SOFR Average, Floor 0.00%), 2/25/49(2)	3,995	186,695
Series 2020-23, Class SP, 0.588%, (5.936% - 30-day SOFR Average), 2/25/50(2)	11,424	1,500,874
Series 2020-45, Class HI, 2.50%, 7/25/50	6,087	926,004
Series 2020-73, Class NI, 2.00%, 10/25/50	6,216	807,345
Series 2020-89, Class PI, 2.50%, 12/25/50	12,619	2,066,072
Series 2020-94, Class DI, 2.00%, 1/25/51	14,526	1,960,055
Series 2021-3, Class KI, 2.50%, 2/25/51	26,673	3,932,593
Series 2021-3, Class LI, 2.50%, 2/25/51	25,133	3,620,482
Series 2021-10, Class EI, 2.00%, 3/25/51	11,494	1,596,418
Series 2021-34, Class QI, 3.00%, 6/25/51	37,863	6,711,877
Series 2021-73, Class AI, 2.50%, 6/25/49	7,581	1,073,396
Series 2021-94, Class CI, 3.00%, 1/25/52	10,205	1,712,953
Series 2022-6, Class IO, 2.50%, 7/25/51	29,647	4,833,060
Principal Only:(4)
Series 379, Class 1, 0.00%, 5/25/37	928	743,697
Series 380, Class 1, 0.00%, 7/25/37	223	181,619
Series 2007-17, Class PO, 0.00%, 3/25/37	166	128,866
Series 2009-82, Class PO, 0.00%, 10/25/39	434	340,104
Series 2012-5, Class PO, 0.00%, 12/25/39	300	243,332
Series 2012-61, Class PO, 0.00%, 8/25/37	1,287	1,039,626
Series 2014-9, Class DO, 0.00%, 2/25/43	7,379	5,611,168
Series 2014-17, Class PO, 0.00%, 4/25/44	974	702,091
Government National Mortgage Association:
Series 2012-77, Class MT, 5.832%, (1 mo. SOFR + 0.504%), 5/16/41(1)	315	308,669
Series 2015-144, Class KB, 3.00%, 8/20/44	503	434,081
Series 2016-168, Class JF, 6.00%, (1 mo. SOFR + 1.114%, Cap 6.00%), 11/20/46(1)	128	124,999
Series 2017-121, Class DF, 5.00%, (1 mo. SOFR + 0.614%, Cap 5.00%), 8/20/47(1)	2,851	2,753,034
Series 2017-137, Class AF, 5.00%, (1 mo. SOFR + 0.614%, Cap 5.00%), 9/20/47(1)	1,286	1,240,711
Series 2018-H18, Class FG, 6.044%, (1 mo. SOFR + 0.714%), 10/20/68(1)	29,461	29,428,761
Series 2018-H20, Class FA, 6.044%, (1 mo. SOFR + 0.714%), 12/20/68(1)	44,741	44,673,642

Eaton Vance
Short Duration Government Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2020-76, Class ZL, 2.75%, 5/20/50	$318	$ 179,365
Series 2021-1, Class ZD, 3.00%, 1/20/51	1,623	1,215,557
Series 2021-8, Class ZG, 2.50%, 1/20/51	3,301	1,795,729
Series 2021-24, Class EZ, 2.50%, 1/20/51	3,584	1,970,893
Series 2021-24, Class KZ, 2.50%, 2/20/51	3,665	2,259,883
Series 2021-25, Class JZ, 2.50%, 2/20/51	2,040	1,009,341
Series 2021-49, Class VZ, 2.50%, 3/20/51	21	9,608
Series 2021-77, Class ZG, 3.00%, 7/20/50	363	209,208
Series 2021-86, Class ZJ, 1.50%, 5/20/51	288	121,548
Series 2021-97, Class MZ, 3.00%, 8/20/50	5,920	3,790,344
Series 2021-97, Class ZC, 3.00%, 8/20/50	7,588	4,933,468
Series 2021-105, Class MZ, 3.00%, 6/20/51	4,842	3,073,374
Series 2021-105, Class ZH, 1.50%, 6/20/51	1,503	750,009
Series 2021-107, Class GZ, 3.00%, 6/20/51	2,465	1,608,732
Series 2021-114, Class JZ, 3.00%, 6/20/51	2,114	1,293,369
Series 2021-118, Class EZ, 2.50%, 7/20/51	7,218	4,459,601
Series 2021-121, Class ZE, 2.50%, 7/20/51	129	68,453
Series 2021-131, Class ZN, 3.00%, 7/20/51	2,663	1,775,161
Series 2021-136, Class WZ, 3.00%, 8/20/51	6,237	3,952,994
Series 2021-136, Class Z, 2.50%, 8/20/51	10,999	6,616,535
Series 2021-137, Class GZ, 2.50%, 8/20/51	1,268	780,792
Series 2021-138, Class Z, 2.50%, 8/20/51	11,715	7,405,401
Series 2021-154, Class ZC, 2.50%, 9/20/51	6,322	3,830,394
Series 2021-156, Class ZQ, 2.50%, 9/20/51	5,018	3,130,059
Series 2021-159, Class ZJ, 2.50%, 9/20/51	8,394	5,201,883
Series 2021-159, Class ZP, 2.00%, 9/20/51	7,744	4,554,126
Series 2021-160, Class NZ, 3.00%, 9/20/51	2,633	1,553,623
Series 2021-172, Class ZA, 3.00%, 9/20/51	1,637	1,032,587
Series 2021-177, Class JZ, 3.00%, 10/20/51	4,983	3,386,988
Series 2021-182, Class KZ, 3.00%, 10/20/51	1,361	802,045
Series 2021-194, Class HZ, 3.00%, 11/20/51	9,529	6,875,617
Series 2021-199, Class ZM, 3.00%, 11/20/51	3,905	2,450,068
Series 2021-213, Class NZ, 3.00%, 12/20/51	7,822	5,446,624
Series 2021-214, Class LZ, 3.00%, 12/20/51	10,649	7,579,171
Series 2022-31, Class ZD, 3.00%, 2/20/52	812	334,103
Series 2022-189, Class US, 3.138%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(2)	11,189	11,929,866
Series 2022-195, Class AS, 3.352%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(2)	3,511	3,854,279
Series 2022-197, Class SW, 3.494%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(2)	5,994	5,981,409
Series 2022-208, Class YF, 6.344%, (30-day SOFR Average + 1.00%), 12/20/52(1)	32,485	32,173,664
Series 2022-211, Class HF, 6.344%, (30-day SOFR Average + 1.00%), 12/20/52(1)	129,942	129,445,344
Series 2023-53, Class AL, 5.50%, 4/20/53	26,000	26,019,419
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-53, Class SE, 2.955%, (22.55% - 30-day SOFR Average x 3.667), 4/20/53(2)	$14,192	$ 14,767,391
Series 2023-63, Class LB, 6.00%, 5/20/53	10,000	10,521,877
Series 2023-63, Class S, 2.955%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	6,798	7,072,160
Series 2023-64, Class LB, 6.00%, 5/20/53	4,079	4,291,983
Series 2023-65, Class G, 2.955%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	10,861	11,520,859
Series 2023-65, Class SB, 2.955%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	3,655	3,810,097
Series 2023-65, Class SD, 2.955%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	2,770	2,938,067
Series 2023-66, Class S, 2.955%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	4,264	4,438,029
Series 2023-66, Class SD, 2.955%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	1,706	1,775,211
Series 2023-82, Class AL, 6.00%, 6/20/53	18,360	18,897,154
Series 2023-83, Class GS, 3.017%, (27.60% - 30-day SOFR Average x 4.60), 6/20/53(2)	7,172	7,222,817
Series 2023-83, Class S, 2.668%, (22.868% - 30-day SOFR Average x 3.78), 6/20/53(2)	3,859	4,009,414
Series 2023-84, Class MW, 6.00%, 6/20/53	4,600	4,840,132
Series 2023-84, Class SN, 2.774%, (22.387% - 30-day SOFR Average x 3.67), 6/20/53(2)	5,127	5,311,596
Series 2023-89, Class SD, 2.588%, (22.183% - 30-day SOFR Average x 3.667), 6/20/53(2)	4,650	4,803,926
Series 2023-96, Class BL, 6.00%, 7/20/53	5,000	5,260,207
Series 2023-96, Class DB, 6.00%, 7/20/53	12,250	12,889,252
Series 2023-97, Class CB, 6.00%, 7/20/53	14,000	14,492,288
Series 2023-98, Class BW, 6.00%, 7/20/53	3,250	3,419,445
Series 2023-98, Class JB, 6.00%, 7/20/53	12,714	13,376,650
Series 2023-99, Class AL, 6.00%, 7/20/53	17,468	18,378,909
Series 2023-117, Class JB, 6.00%, 8/20/53	9,602	9,907,458
Series 2023-165, Class DY, 6.00%, 11/20/53	20,000	20,813,462
Series 2023-165, Class EY, 6.50%, 11/20/53	22,000	23,297,387
Series 2023-182, Class EL, 6.00%, 12/20/53	7,000	7,306,798
Interest Only:(3)
Series 2014-98, Class IM, 0.00%, 1/20/43(5)	4,507	124,597
Series 2015-151, Class KI, 0.00%, 11/20/42(5)	5,228	140,564
Series 2017-104, Class SD, 0.74%, (6.086% - 1 mo. SOFR), 7/20/47(2)	2,097	247,172
Series 2017-121, Class DS, 0.00%, (4.386% - 1 mo. SOFR, Floor 0.00%), 8/20/47(2)	2,319	94,027
Series 2018-127, Class SG, 0.79%, (6.136% - 1 mo. SOFR), 9/20/48(2)	5,573	578,552
Series 2019-27, Class SA, 0.59%, (5.936% - 1 mo. SOFR), 2/20/49(2)	1,954	202,283
Series 2019-38, Class SQ, 0.59%, (5.936% - 1 mo. SOFR), 3/20/49(2)	5,892	579,216

Eaton Vance
Short Duration Government Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2019-43, Class BS, 0.59%, (5.936% - 1 mo. SOFR), 4/20/49(2)	$3,074	$ 320,436
Series 2020-97, Class MI, 2.50%, 3/20/50	5,109	647,120
Series 2020-116, Class MI, 2.00%, 8/20/50	478	61,540
Series 2020-134, Class IM, 2.50%, 9/20/50	13,655	1,814,195
Series 2020-146, Class IQ, 2.00%, 10/20/50	128,844	15,146,498
Series 2020-146, Class QI, 2.00%, 10/20/50	38,236	4,429,689
Series 2020-151, Class AI, 2.00%, 10/20/50	80,881	9,661,428
Series 2020-162, Class BI, 2.00%, 10/20/50	18,411	2,205,425
Series 2020-167, Class KI, 2.00%, 11/20/50	80,035	9,403,574
Series 2020-167, Class YI, 2.00%, 11/20/50	97,620	11,422,210
Series 2020-173, Class DI, 2.00%, 11/20/50	80,245	9,553,505
Series 2020-176, Class AI, 2.00%, 11/20/50	27,122	3,050,327
Series 2020-176, Class HI, 2.50%, 11/20/50	18,681	2,483,725
Series 2020-181, Class TI, 2.00%, 12/20/50	78,810	8,974,839
Series 2020-185, Class BI, 2.00%, 12/20/50	15,786	1,934,772
Series 2021-9, Class GI, 2.00%, 1/20/51	38,642	4,446,701
Series 2021-15, Class AI, 2.00%, 1/20/51	21,082	2,526,045
Series 2021-23, Class TI, 2.50%, 2/20/51	10,691	1,370,009
Series 2021-30, Class AI, 2.00%, 2/20/51	9,035	1,068,209
Series 2021-46, Class IM, 2.50%, 3/20/51	4,401	573,216
Series 2021-56, Class SD, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 9/20/50(2)	13,821	171,552
Series 2021-56, Class SE, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 10/20/50(2)	5,079	63,751
Series 2021-77, Class SB, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 5/20/51(2)	15,419	411,190
Series 2021-77, Class SE, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 5/20/51(2)	9,419	245,092
Series 2021-97, Class IG, 2.50%, 8/20/49	69,519	7,904,295
Series 2021-97, Class QI, 3.00%, 6/20/51	15,329	2,518,848
Series 2021-98, Class EI, 3.00%, 6/20/51	30,090	4,508,359
Series 2021-114, Class MI, 3.00%, 6/20/51	11,199	1,813,280
Series 2021-122, Class NI, 3.00%, 7/20/51	7,681	1,262,125
Series 2021-125, Class SA, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 7/20/51(2)	18,354	532,419
Series 2021-131, Class QI, 3.00%, 7/20/51	28,761	3,672,262
Series 2021-140, Class YS, 0.00%, (1.586% - 1 mo. SOFR, Floor 0.00%), 8/20/51(2)	20,590	140,979
Series 2021-160, Class DI, 3.00%, 9/20/51	27,514	4,249,280
Series 2021-160, Class IT, 2.50%, 9/20/51	39,085	4,116,579
Series 2021-175, Class AS, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(2)	40,984	297,624
Series 2021-175, Class SB, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(2)	20,852	150,636
Series 2021-193, Class IU, 3.00%, 11/20/49	60,537	8,368,374
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day SOFR Average, Floor 0.00%), 11/20/51(2)	$47,565	$ 427,296
Series 2021-196, Class GI, 3.00%, 11/20/51	29,282	4,687,248
Series 2021-201, Class PI, 3.00%, 11/20/51	24,594	2,839,765
Series 2021-209, Class IW, 3.00%, 11/20/51	15,813	2,074,098
Series 2022-104, Class IO, 2.50%, 6/20/51	24,196	3,321,848
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(2)	194,091	1,540,258
Series 2022-119, Class SC, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(2)	21,566	171,140
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day SOFR Average, Floor 0.00%), 7/20/52(2)	57,878	880,549
Series 2022-126, Class SC, 0.00%, (3.73% - 30-day SOFR Average, Floor 0.00%), 7/20/52(2)	43,131	680,992
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 6/20/52(2)	121,790	1,075,173
Series 2023-13, Class SA, 0.056%, (5.40% - 30-day SOFR Average), 1/20/53(2)	13,256	384,552
Series 2023-19, Class SD, 0.956%, (6.30% - 30-day SOFR Average), 2/20/53(2)	17,317	920,544
Series 2023-20, Class HS, 0.956%, (6.30% - 30-day SOFR Average), 2/20/53(2)	12,148	648,220
Series 2023-22, Class ES, 0.956%, (6.30% - 30-day SOFR Average), 2/20/53(2)	16,197	864,294
Series 2023-22, Class SA, 0.356%, (5.70% - 30-day SOFR Average), 2/20/53(2)	23,243	813,483
Series 2023-24, Class SB, 0.00%, (5.15% - 30-day SOFR Average, Floor 0.00%), 2/20/53(2)	32,393	909,070
Series 2023-24, Class SG, 0.956%, (6.30% - 30-day SOFR Average), 2/20/53(2)	16,197	864,294
Series 2023-32, Class SA, 0.956%, (6.30% - 30-day SOFR Average), 2/20/53(2)	54,664	2,916,992
Series 2023-38, Class LS, 0.956%, (6.30% - 30-day SOFR Average), 3/20/53(2)	24,359	1,287,052
Series 2023-47, Class HS, 0.956%, (6.30% - 30-day SOFR Average), 3/20/53(2)	8,120	429,017
Series 2023-47, Class SC, 0.906%, (6.25% - 30-day SOFR Average), 3/20/53(2)	12,181	633,075
Series 2023-53, Class SK, 0.856%, (6.20% - 30-day SOFR Average), 4/20/53(2)	31,481	1,614,721
Series 2023-65, Class BS, 0.806%, (6.15% - 30-day SOFR Average), 5/20/53(2)	29,526	1,695,980
Series 2024-64, Class EI, 6.50%, 4/20/64	12,567	1,931,971
Principal Only:(4)
Series 2009-117, Class PO, 0.00%, 12/16/39	666	515,269
Series 2010-88, Class OA, 0.00%, 7/20/40	456	343,393
Series 2015-24, Class KO, 0.00%, 6/20/35	468	417,020
Total Collateralized Mortgage Obligations (identified cost $1,535,339,448)		$1,344,947,457

Eaton Vance
Short Duration Government Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

U.S. Department of Agriculture Loans — 0.2%
Security	Principal Amount (000's omitted)	Value
USDA Guaranteed Loans:
8.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	$1,784	$ 1,784,098
8.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	171	171,194
8.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	2,614	2,614,369
Total U.S. Department of Agriculture Loans (identified cost $4,568,632)		$ 4,569,661

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.7%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(3)
Series 2021-SB91, Class X1, 0.572%, 8/25/41(5)	$45,126	$ 1,187,718
Series 2021-SB92, Class X1, 0.578%, 8/25/41(5)	23,036	484,718
Government National Mortgage Association:
Interest Only:(3)
Series 2021-101, Class IO, 0.677%, 4/16/63(5)	52,753	2,763,956
Series 2021-132, Class IO, 0.726%, 4/16/63(5)	56,544	3,087,421
Series 2021-144, Class IO, 0.825%, 4/16/63(5)	50,562	3,078,353
Series 2021-186, Class IO, 0.764%, 5/16/63(5)	46,885	2,660,532
Series 2022-3, Class IO, 0.64%, 2/16/61(5)	66,741	3,277,189
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $21,071,756)		$ 16,539,887

U.S. Government Agency Mortgage-Backed Securities — 83.0%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.175%, (5 yr. CMT + 2.515%), with maturity at 2032(7)	$94	$ 93,305
4.448%, (COF + 1.25%), with maturity at 2025(7)	9	9,353
4.452%, (COF + 1.254%), with maturity at 2029(7)	4	4,192
4.50%, with maturity at 2035	245	240,001
4.525%, (COF + 1.254%), with maturity at 2035(7)	87	84,402
4.695%, (COF + 1.252%), with maturity at 2032(7)	69	67,321
4.792%, (COF + 1.251%), with maturity at 2030(7)	92	89,439
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
5.00%, with maturity at 2052	$4,985	$ 4,867,835
5.229%, (COF + 2.275%), with maturity at 2025(7)	17	17,112
5.491%, (COF + 2.293%), with maturity at 2037(7)	274	271,318
5.50%, with various maturities to 2053	54,728	54,966,463
5.50%, with maturity at 2052(8)	76,669	76,920,247
5.604%, (30-day SOFR Average + 2.37%), with maturity at 2052(7)	669	674,446
6.00%, with various maturities to 2053	10,264	10,452,556
6.538%, (1 yr. CMT + 2.311%), with maturity at 2036(7)	390	394,701
6.551%, (1 yr. CMT + 2.248%), with maturity at 2038(7)	305	309,075
6.668%, (1 yr. CMT + 1.975%), with maturity at 2034(7)	445	447,957
6.739%, (1 yr. CMT + 2.238%), with maturity at 2036(7)	355	358,850
6.75%, (1 yr. CMT + 2.252%), with maturity at 2035(7)	969	979,382
7.00%, with maturity at 2033	34	33,591
Federal National Mortgage Association:
3.00%, with various maturities to 2050	15,764	13,981,851
4.444%, (COF + 1.254%), with maturity at 2033(7)	126	124,171
4.452%, (COF + 1.254%), with various maturities to 2034(7)	91	88,097
4.477%, (COF + 1.25%), with various maturities to 2027(7)	49	48,402
4.481%, (COF + 1.254%), with maturity at 2034(7)	134	129,864
4.491%, (COF + 1.254%), with maturity at 2034(7)	58	56,752
4.50%, with maturity at 2052	915	882,073
4.503%, (COF + 1.254%), with maturity at 2035(7)	17	16,555
4.609%, (COF + 1.26%), with maturity at 2036(7)	83	80,855
4.715%, (COF + 1.497%), with maturity at 2029(7)	123	123,057
4.718%, (COF + 1.258%), with maturity at 2036(7)	20	19,873
4.742%, (COF + 1.316%), with maturity at 2036(7)	46	44,725
4.922%, (COF + 1.695%), with maturity at 2029(7)	0(6)	277
5.00%, with various maturities to 2048	1,036	1,018,285
5.026%, (COF + 1.799%), with maturity at 2034(7)	129	125,912
5.074%, (COF + 1.739%), with maturity at 2035(7)	155	152,276
5.15%, (COF + 1.248%), with maturity at 2037(7)	37	36,211

Eaton Vance
Short Duration Government Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
5.193%, (COF + 1.858%), with maturity at 2034(7)	$22	$ 21,499
5.267%, (COF + 1.793%), with maturity at 2035(7)	114	111,945
5.296%, (COF + 1.268%), with maturity at 2038(7)	4	4,184
5.444%, (COF + 1.811%), with maturity at 2036(7)	250	244,753
5.494%, (COF + 2.354%), with maturity at 2026(7)	13	13,429
5.50%, with various maturities to 2052	49,446	49,605,175
5.834%, (COF + 1.731%), with maturity at 2034(7)	34	33,507
6.00%, with various maturities to 2053	15,237	15,596,308
6.33%, (1 yr. CMT + 2.222%), with maturity at 2031(7)	25	24,544
6.35%, (COF + 2.004%), with maturity at 2032(7)	21	20,984
6.354%, (1 yr. RFUCCT + 1.75%), with maturity at 2035(7)	295	301,845
6.447%, (1 yr. CMT + 2.111%), with maturity at 2037(7)	305	309,246
6.50%, with various maturities to 2053	6,329	6,530,048
6.565%, (1 yr. CMT + 2.205%), with maturity at 2039(7)	691	701,044
6.582%, (1 yr. CMT + 2.158%), with maturity at 2036(7)	119	120,900
6.665%, (1 yr. CMT + 2.247%), with maturity at 2033(7)	828	841,865
6.71%, (1 yr. CMT + 2.091%), with maturity at 2040(7)	150	151,863
6.835%, (1 yr. CMT + 2.049%), with maturity at 2033(7)	145	146,914
6.846%, (1 yr. CMT + 2.571%), with maturity at 2038(7)	302	308,396
7.00%, with maturity at 2054	2,810	2,882,925
7.175%, (1 yr. RFUCCT + 1.80%), with maturity at 2034(7)	96	97,870
7.50%, with maturity at 2054	833	862,089
Government National Mortgage Association:
2.50%, with maturity at 2051	1,956	1,665,637
3.75%, (1 yr. CMT + 1.50%), with maturity at 2027(7)	28	27,233
4.00%, (1 yr. CMT + 1.50%), with maturity at 2026(7)	21	20,853
4.00%, with various maturities to 2052	9,130	8,616,809
4.50%, with various maturities to 2052	231,145	221,750,567
4.50%, 30-Year, TBA(9)	37,100	35,941,634
5.00%, with various maturities to 2052	87,423	86,663,565
5.50%, with various maturities to 2062	107,717	108,864,050
5.50%, 30-Year, TBA(9)	242,575	243,361,804
6.00%, with various maturities to 2063	114,974	117,800,786
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
6.00%, 30-Year, TBA(9)	$237,675	$ 240,578,402
6.50%, with various maturities to 2063	78,168	80,202,148
6.50%, 30-Year, TBA(9)	145,900	148,707,867
7.00%, with various maturities to 2054(10)	29,146	29,603,298
7.00%, with various maturities to 2064	111,203	113,552,613
7.50%, with maturity at 2054(10)	1,542	1,573,800
7.50%, with various maturities to 2064	10,686	10,963,374
Uniform Mortgage-Backed Security:
5.50%, 30-Year, TBA(9)	153,400	153,687,648
6.00%, 30-Year, TBA(9)	200,000	202,914,050
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $2,063,593,101)		$2,053,638,253

U.S. Government Guaranteed Small Business Administration Pools & Loans — 3.4%
Security	Principal Amount (000's omitted)	Value
6.25%, (U.S. (Fed) Prime Rate - 2.25%), 1/25/44 to 2/25/44(1)	$29,190	$ 29,736,102
6.30%, (U.S. (Fed) Prime Rate - 2.20%), 4/25/44(1)	14,648	14,957,744
7.50%, (U.S. (Fed) Prime Rate - 1.00%), 4/25/44(1)	13,556	14,171,571
7.825%, (U.S. (Fed) Prime Rate - 0.675%), 2/25/44(1)	12,660	13,357,282
SBA IO Trust:
Interest Only:(11)(12)(13)
Series 2018-5, Class A, 2.056%, 6/27/44	62,073	2,458,830
Series 2019-1, Class A, 2.396%, 9/25/45	174,603	9,218,896
Total U.S. Government Guaranteed Small Business Administration Pools & Loans (identified cost $111,241,309)		$ 83,900,425

Short-Term Investments — 0.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(14)	18,808,735	$ 18,808,735
Total Short-Term Investments (identified cost $18,808,735)		$ 18,808,735
Total Investments — 142.4% (identified cost $3,754,622,981)		$3,522,404,418

Eaton Vance
Short Duration Government Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

TBA Sale Commitments — (11.5)%
U.S. Government Agency Mortgage-Backed Securities — (11.5)%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association, 4.00%, 30-Year, TBA(9)	$ (9,550)	$ (9,025,508)
Uniform Mortgage-Backed Security:
3.00%, 30-Year, TBA(9)	(17,150)	(14,978,783)
4.50%, 30-Year, TBA(9)	(270,500)	(260,609,817)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $280,549,543)		$ (284,614,108)
Total TBA Sale Commitments (proceeds $280,549,543)		$ (284,614,108)
Other Assets, Less Liabilities — (30.9)%		$ (763,932,008)
Net Assets — 100.0%		$2,473,858,302
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2024.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2024.
(3)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(4)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2024.
(6)	Principal amount is less than $500.
(7)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2024.
(8)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(9)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(10)	When-issued security.
(11)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(12)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2024, the aggregate value of these securities is $11,677,726 or 0.5% of the Fund's net assets.
(13)	The stated interest rate represents the weighted average fixed interest rate at July 31, 2024 of all interest only securities comprising the trust.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2024.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	7,303	Long	9/30/24	$787,925,234	$16,882,586
					$16,882,586

Eaton Vance
Short Duration Government Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	450,000	Receives	SOFR (pays annually)	3.07% (pays annually)	10/14/32	$ 25,672,635	$ —	$ 25,672,635
USD	245,000	Receives	SOFR (pays quarterly)	2.01% (pays semi-annually)	2/16/52	79,427,018	—	79,427,018
USD	300,000	Receives	SOFR (pays annually)	1.92% (pays annually)	4/8/52	91,580,967	—	91,580,967
Total						$196,680,620	$ —	$196,680,620
Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
RFUCCT	– FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
USD	– United States Dollar

At July 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the fiscal year to date ended July 31, 2024, the Fund utilized futures contracts and interest rate swaps and swaptions to enhance total return, to change the overall duration of the Fund and/or to hedge against fluctuations in securities prices due to changes in interest rates.
Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of July 31, 2024 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
BMO Capital Markets Corp.	7/30/24	On Demand(1)	5.48%	$65,954,607	$65,974,687
Total				$65,954,607	$65,974,687
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At July 31, 2024, the remaining contractual maturity of all open reverse repurchase agreements was overnight and continuous. At July 31, 2024, the underlying collateral for all open reverse repurchase agreements was comprised of U.S. Government Agency Mortgage-Backed Securities having an aggregate market value of $69,843,929.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2024. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2024.

Eaton Vance
Short Duration Government Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At July 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $18,808,735, which represents 0.8% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$5,892,398	$1,301,470,098	$(1,288,553,761)	$ —	$ —	$18,808,735	$1,803,252	18,808,735
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$1,344,947,457	$ —	$1,344,947,457
U.S. Department of Agriculture Loans	—	4,569,661	—	4,569,661
U.S. Government Agency Commercial Mortgage-Backed Securities	—	16,539,887	—	16,539,887
U.S. Government Agency Mortgage-Backed Securities	—	2,053,638,253	—	2,053,638,253
U.S. Government Guaranteed Small Business Administration Pools & Loans	—	83,900,425	—	83,900,425
Short-Term Investments	18,808,735	—	—	18,808,735
Total Investments	$18,808,735	$3,503,595,683	$ —	$3,522,404,418
Futures Contracts	$16,882,586	$ —	$ —	$ 16,882,586
Swap Contracts	—	196,680,620	—	196,680,620
Total	$35,691,321	$3,700,276,303	$ —	$3,735,967,624
Liability Description
TBA Sale Commitments	$ —	$ (284,614,108)	$ —	$ (284,614,108)
Total	$ —	$ (284,614,108)	$ —	$ (284,614,108)
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.